Premises And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 23,542	$ 20,608
Less accumulated depreciation	13,813	13,094
Premises and equipment, net	9,729	7,514
Depreciation of premises and equipment	719	757	743
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,728	1,884
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	13,083	11,655
Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 7,731	$ 7,069